Disaggregation of Revenues and Segment Reporting - Schedule of Net Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total net revenues	$ 18,101,930	$ 14,796,272	$ 26,885,625	$ 34,938,428	$ 73,244,083	$ 109,691,001
Solar system installations, net [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	18,514,216	14,058,201	26,064,556	33,101,976
Roofing installations [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	$ 412,286	$ 738,071	$ 821,069	$ 1,676,357